Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Comprehensive income
Net income/(loss)	SFr 306	SFr 592	SFr 178	SFr 898	SFr (127)
Gains/(losses) on cash flow hedges	10	(4)	20	6	66
Foreign currency translation	(1,101)	(500)	345	(1,601)	(510)
Unrealized gains/(losses) on securities	(5)	(2)	2	(7)	7
Actuarial gains/(losses)	82	103	82	185	187
Net prior service cost	(28)	(39)	(25)	(67)	(53)
Gains/(losses) on liabilities related to credit risk	(630)	(513)	(69)	(1,143)	1,197
Other comprehensive income/(loss), net of tax	(1,672)	(955)	355	(2,627)	894
Comprehensive income/(loss)	(1,366)	(363)	533	(1,729)	767
Comprehensive income/(loss) attributable to noncontrolling interests	(3)	(8)	22	(11)	1
Comprehensive income/(loss) attributable to shareholders	(1,363)	SFr (355)	511	(1,718)	766
Bank
Comprehensive income
Net income/(loss)	240		109	766	(294)
Gains/(losses) on cash flow hedges	8		22	2	68
Foreign currency translation	(1,088)		333	(1,576)	(503)
Unrealized gains/(losses) on securities	(5)		2	(7)	7
Actuarial gains/(losses)	13		10	25	20
Net prior service cost	0		0	0	0
Gains/(losses) on liabilities related to credit risk	(562)		(50)	(925)	1,042
Other comprehensive income/(loss), net of tax	(1,634)		317	(2,481)	634
Comprehensive income/(loss)	(1,394)		426	(1,715)	340
Comprehensive income/(loss) attributable to noncontrolling interests	(33)		33	(53)	(12)
Comprehensive income/(loss) attributable to shareholders	SFr (1,361)		SFr 393	SFr (1,662)	SFr 352